LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
Schedule of operating leases

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Operating lease
Right-of-use assets – Operating lease	4,558,983	7,074,785	296,437,819
Total operating lease liabilities	4,025,234	6,847,762	286,925,417
In which:
Current portion of operating lease liabilities	768,883	1,520,305	63,701,710
Non-current operating lease liabilities	3,256,351	5,327,457	223,223,707
In which:
Lease liabilities from related parties(*)	689,846	1,098,369	46,022,333
Lease liabilities from third parties	3,335,388	5,749,393	240,903,084
(*)	Detail of balance of lease liabilities from related parties are as follows:

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Vinhomes JSC	41,517	36,133	1,513,995
VHIZ JSC	—	480,290	20,124,445
Vincom Retail JSC	237,939	251,927	10,555,895
Vincom Retail Operation LLC	410,390	310,162	12,995,978
Others	—	19,857	832,020
TOTAL	689,846	1,098,369	46,022,333

Schedule of components of lease expense, other information and supplemental cash flow information related to operating leases

The components of lease expense are as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Operating lease expense	336,644	757,710	1,729,244	72,456,381
Finance lease expense	12,421	—	—	—

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2022	2023
Weighted-average remaining lease term: (months)
Operating lease	79	76
Weighted-average discount rate:
Operating leases	9.20%	11.26%

Supplemental cash flow information related to operating leases where the Group is the lessee was as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	289,642	638,235	1,549,627	64,930,319

Schedule of maturities of operating lease liabilities

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Less than 1 year	811,630	1,611,095	67,505,866
From 1 to 2 years	905,685	1,829,025	76,637,266
From 2 to 3 years	904,013	1,700,901	71,268,792
From 3 to 4 years	822,308	1,513,648	63,422,777
From 4 to 5 years	647,396	949,310	39,776,670
Thereafter	2,086,969	2,711,211	113,601,399
TOTAL	6,178,001	10,315,190	432,212,770
Less: Imputed interest	2,152,767	3,467,428	145,287,353
Present value of lease obligations	4,025,234	6,847,762	286,925,417
Less: Current portion	768,883	1,520,305	63,701,710
Non-current portion of lease obligations	3,256,351	5,327,457	223,223,707

Schedule of maturities of operating lease and sales-type lease receivables from customers

	Sale-type lease			Operating lease
	As of December 31,			As of December 31,
	2022	2023	2023	2022	2023	2023
	VND million	VND million	USD	VND million	VND million	USD
Less than 1 year	18,677	107,553	4,506,536	92,632	165,767	6,945,739
From 1 to 2 years	18,677	107,553	4,506,536	92,632	165,767	6,945,739
From 2 to 3 years	18,677	107,553	4,506,536	92,632	165,767	6,945,739
From 3 to 4 years	18,677	107,553	4,506,536	92,632	165,767	6,945,739
From 4 to 5 years	18,677	107,553	4,506,536	92,632	165,767	6,945,739
Thereafter	56,031	322,353	13,506,789	367,748	653,545	27,383,935
TOTAL	149,416	860,118	36,039,469	830,908	1,482,380	62,112,630

Schedule of lease receivables relating to sales-type leases

	As of December 31, 2023	As of June 30, 2024
	VND million	VND million	USD
Gross lease receivables	904,418	1,173,706	48,380,297
Received cash	(53,765)	(74,141)	(3,056,101)
Unearned interest income	(142,436)	(229,260)	(9,450,124)
Net investment in sales-type leases	708,217	870,305	35,874,073
Reported as:
Current net investment in sales-type lease	87,552	79,801	3,289,406
Non-current net investment in sales-type lease	620,665	790,504	32,584,666
Net investment in sales-type leases	708,217	870,305	35,874,073

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Gross lease receivables	149,417	904,418	37,895,667
Received cash	(2,649)	(53,765)	(2,252,786)
Unearned interest income	(59,258)	(142,436)	(5,968,156)
Net investment in sales-type leases	87,510	708,217	29,674,725
Reported as:
Current net investment in sales-type lease	5,448	87,552	3,668,482
Non-current net investment in sales-type lease	82,062	620,665	26,006,243
Net investment in sales-type leases	87,510	708,217	29,674,725

Schedule of lease income in operating lease

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Lease income relating to lease payments	103,437	168,261	6,935,738
Lease income relating to variable lease payments not included in the measurement of the lease receivable	27,301	22,923	944,889

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Lease income relating to lease payments	11,466	26,387	233,817	9,797,059
Lease income relating to variable lease payments not included in the measurement of the lease receivable	7,770	14,065	67,272	2,818,722